Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consist of the following (in thousands):

	December 31, 2020	June 30, 2021
Accrued inventory	$3,151	$4,335
Accrued shipping	656	1,279
Accrued selling expenses	1,394	3,564
Accrued legal expenses	986	1,170
Accrued marketing expenses	102	2,589
Credit card liabilities	276	703
Other accrued expenses	117	1,675

	$6,682	$15,315

Accrued expenses consist of the following (in thousands):

	December 31,
	2019	2020
Accrued inventory	$—	$3,151
Accrued shipping	877	656
Other accrued expenses	2,309	2,875

	$3,186	$6,682